Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Treasury stock [Member]	Accumulated other comprehensive income [Member]
Beginning Balance at Sep. 30, 2010	$ 167,762	$ 1,479	$ 16,603	$ 187,674	$ (38,418)	$ 424
Comprehensive income (loss):
Net income	(16,268)			(16,268)
Other comprehensive income, net of tax :
Other comprehensive income, net of tax Unrealized gain (loss) on securities	(1,165)					(1,165)
Total comprehensive income	(17,433)
Stock based compensation	49		49
Ending Balance at Sep. 30, 2011	150,378	1,479	16,652	171,406	(38,418)	(741)
Comprehensive income (loss):
Net income	18,110			18,110
Other comprehensive income, net of tax :
Other comprehensive income, net of tax Unrealized gain (loss) on securities	3,010					3,010
Total comprehensive income	21,120
Stock based compensation	5		5
Ending Balance at Sep. 30, 2012	171,503	1,479	16,657	189,516	(38,418)	2,269
Comprehensive income (loss):
Net income	27,627			27,627
Other comprehensive income, net of tax :
Other comprehensive income, net of tax Unrealized gain (loss) on securities	(3,569)					(3,569)
Total comprehensive income	24,058
Stock based compensation	(44)		(44)
Ending Balance at Sep. 30, 2013	$ 195,517	$ 1,479	$ 16,613	$ 217,143	$ (38,418)	$ (1,300)